Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents

4. Cash and cash equivalents

	As at December 31,
in USD ‘000	2020	2019
Bank deposits	31,183	69,370
Interest bearing deposits	—	—
Total cash and cash equivalents	31,183	69,370

Split by currency:

	2020	2019
CHF	2%	14%
USD	87%	73%
EUR	11%	12%
GBP	0%	1%